Income Taxes (Details Narrative) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax valuation allowance		$ 1,265
fuboTV Inc. [Member]
Deferred tax valuation allowance	40,837	26,257
Federal net operating loss carryforwards	100	66
fuboTV Inc. [Member] | Federal [Member]
Federal net operating loss carryforwards	375,864	209,813
fuboTV Inc. [Member] | Federal [Member] | Expire in 2034 [Member]
Federal net operating loss carryforwards	85,567
fuboTV Inc. [Member] | Federal [Member] | Indefinite Life [Member]
Federal net operating loss carryforwards	290,297
fuboTV Inc. [Member] | State [Member]
Federal net operating loss carryforwards	$ 187,509	$ 95,411
Income tax expiration date description	State net operating loss carryforwards in various states with varying expiration dates beginning in the year 2034.